Derivatives and Hedge Accounting Activities	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedge Accounting Activities

NOTE 7. DERIVATIVES AND HEDGE ACCOUNTING ACTIVITIES

The Companies are exposed to the impact of market fluctuations in the price of electricity, natural gas and other energy-related products they market and purchase, as well as interest rate and foreign currency exchange rate risks of their business operations. The Companies use derivative instruments to manage exposure to these risks, and designate certain derivative instruments as fair value or cash flow hedges for accounting purposes. As discussed in Note 2, for jurisdictions subject to cost-based rate regulation, changes in the fair value of derivatives are deferred as regulatory assets or regulatory liabilities until the related transactions impact earnings. See Note 6 for further information about fair value measurements and associated valuation methods for derivatives.

Derivative assets and liabilities are presented gross on the Companies’ Consolidated Balance Sheets. Dominion Energy’s derivative contracts include both over-the-counter transactions and those that are executed on an exchange or other trading platform (exchange contracts) and centrally cleared. Virginia Power’s and Dominion Energy Gas’ derivative contracts include over-the-countertransactions. Over-the-counter contracts are bilateral contracts that are transacted directly with a third party. Exchange contracts utilize a financial intermediary, exchange, or clearinghouse to enter, execute, or clear the transactions. Certain over-the-counter and exchange contracts contain contractual rights of setoff through master netting arrangements, derivative clearing agreements, and contract default provisions. In addition, the contracts are subject to conditional rights of setoff through counterparty nonperformance, insolvency, or other conditions.

In general, most over-the-counter transactions and all exchange contracts are subject to collateral requirements. Types of collateral for over-the-counter and exchange contracts include cash, letters of credit, and, in some cases, other forms of security, none of which are subject to restrictions. Cash collateral is used in the table below to offset derivative assets and liabilities. Certain accounts receivable and accounts payable recognized on the Companies’ Consolidated Balance Sheets, as well as letters of credit and other forms of security, all of which are not included in the tables below, are subject to offset under master netting or similar arrangements and would reduce the net exposure. See Note 23 for further information regarding credit-related contingent features for the Companies derivative instruments.

DOMINION ENERGY

Balance Sheet Presentation

The tables below present Dominion Energy’s derivative asset and liability balances by type of financial instrument, before and after the effects of offsetting:

	December 31, 2017			December 31, 2016
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet
(millions)
Commodity contracts:
Over-the-counter	$174	$—	$174	$211	$—	$211
Exchange	80	—	80	44	—	44
Interest rate contracts:
Over-the-counter	17	—	17	17	—	17
Foreign currency contracts:
Over-the-counter	32	—	32	—	—	—
Total derivatives, subject to a master netting or similar arrangement	303	—	303	272	—	272
Total derivatives, not subject to a master netting or similar arrangement	4	—	4	7	—	7
Total	$307	$—	$307	$279	$—	$279

		December 31, 2017				December 31, 2016
		Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Net Amounts of Assets Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amounts	Net Amounts of Assets Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amounts
(millions)
Commodity contracts:
Over-the-counter	$174	$ 9	$—	$165	$211	$14	$—	$197
Exchange	80	80	—	—	44	44	—	—
Interest rate contracts:
Over-the-counter	17	8	—	9	17	9	—	8
Foreign currency contracts:
Over-the-counter	32	2	—	30	—	—	—	—
Total	$303	$99	$—	$204	$272	$67	$—	$205

	December 31, 2017			December 31, 2016
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet
(millions)
Commodity contracts:
Over-the-counter	$ 76	$—	$ 76	$ 23	$—	$ 23
Exchange	120	—	120	71	—	71
Interest rate contracts:
Over-the-counter	85	—	85	53	—	53
Foreign currency contracts:
Over-the-counter	2	—	2	6	—	6
Total derivatives, subject to a master netting or similar arrangement	283	—	283	153	—	153
Total derivatives, not subject to a master netting or similar arrangement	1	—	1	2	—	2
Total	$284	$—	$284	$155	$—	$155

		December 31, 2017				December 31, 2016
		Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Paid	Net Amounts	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Paid	Net Amounts
(millions)

Commodity contracts:
Over-the-counter	$ 76	$ 9	$ 6	$ 61	$ 23	$14	$—	$ 9
Exchange	120	80	40	—	71	44	27	—
Interest rate contracts:
Over-the-counter	85	8	—	77	53	9	—	44
Foreign currency contracts:
Over-the-counter	2	2	—	—	6	—	—	6
Total	$283	$99	$46	$138	$153	$67	$27	$59

Volumes

The following table presents the volume of Dominion Energy’s derivative activity as of December 31, 2017. These volumes are based on open derivative positions and represent the combined absolute value of their long and short positions, except in the case of offsetting transactions, for which they represent the absolute value of the net volume of their long and short positions.

	Current	Noncurrent
Natural Gas (bcf):
Fixed price(1)	77	19
Basis	163	600
Electricity (MWh):
Fixed price	10,552,363	364,990
FTRs	46,494,865	—
Liquids (Gal)(2)	44,153,704	10,087,200
Interest rate(3)	$1,950,000,000	$4,192,517,177
Foreign currency(3)(4)	$—	$280,000,000

(1)	Includes options.
(2)	Includes NGLs and oil.
(3)	Maturity is determined based on final settlement period.
(4)	Euro equivalent volumes are € 250,000,000.

Ineffectiveness and AOCI

For the years ended December 31, 2017, 2016 and 2015, gains or losses on hedging instruments determined to be ineffective and amounts excluded from the assessment of effectiveness were not material. Amounts excluded from the assessment of effectiveness include gains or losses attributable to changes in the time value of options and changes in the differences between spot prices and forward prices.

The following table presents selected information related to gains (losses) on cash flow hedges included in AOCI in Dominion Energy’s Consolidated Balance Sheet at December 31, 2017:

	AOCI After-Tax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	Maximum Term
(millions)
Commodities:
Gas	$ (2)	$ (3)	34 months
Electricity	(55)	(55)	12 months
Other	(4)	(4)	15 months
Interest rate	(246)	(10)	384 months
Foreign currency	5	(1)	102 months
Total	$(302)	$(73)

The amounts that will be reclassified from AOCI to earnings will generally be offset by the recognition of the hedged transactions (e.g., anticipated sales) in earnings, thereby achieving the realization of prices contemplated by the underlying risk management strategies and will vary from the expected amounts presented above as a result of changes in market prices, interest rates and foreign currency exchange rates.

Fair Value and Gains and Losses on Derivative Instruments

The following tables present the fair values of Dominion Energy’s derivatives and where they are presented in its Consolidated Balance Sheets:

	Fair Value – Derivatives under Hedge Accounting	Fair Value – Derivatives not under Hedge Accounting	Total Fair Value
(millions)

At December 31, 2017
ASSETS
Current Assets
Commodity	$ 5	$158	$163
Interest rate	6	—	6
Total current derivative assets(1)	11	158	169
Noncurrent Assets
Commodity	—	95	95
Interest rate	11	—	11
Foreign currency	32	—	32
Total noncurrent derivative assets(2)	43	95	138
Total derivative assets	$ 54	$253	$307
LIABILITIES
Current Liabilities
Commodity	$103	$ 92	$195
Interest rate	53	—	53
Foreign currency	2	—	2
Total current derivative liabilities(3)	158	92	250
Noncurrent Liabilities
Commodity	1	1	2
Interest rate	32	—	32
Total noncurrent derivative liabilities(4)	33	1	34
Total derivative liabilities	$191	$ 93	$284
At December 31, 2016
ASSETS
Current Assets
Commodity	$ 29	$101	$130
Interest rate	10	—	10
Total current derivative assets(1)	39	101	140
Noncurrent Assets
Commodity	—	132	132
Interest rate	7	—	7
Total noncurrent derivative assets(2)	7	132	139
Total derivative assets	$ 46	$233	$279
LIABILITIES
Current Liabilities
Commodity	$ 51	$ 41	$92
Interest rate	33	—	33
Foreign currency	3	—	3
Total current derivative liabilities(3)	87	41	128
Noncurrent Liabilities
Commodity	1	3	4
Interest rate	20	—	20
Foreign currency	3	—	3
Total noncurrent derivative liabilities(4)	24	3	27
Total derivative liabilities	$111	$ 44	$155

(1)	Current derivative assets are presented in other current assets in Dominion Energy’s Consolidated Balance Sheets.
(2)	Noncurrent derivative assets are presented in other deferred charges and other assets in Dominion Energy’s Consolidated Balance Sheets.
(3)	Current derivative liabilities are presented in other current liabilities in Dominion Energy’s Consolidated Balance Sheets.
(4)	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy’s Consolidated Balance Sheets.

The following table presents the gains and losses on Dominion Energy’s derivatives, as well as where the associated activity is presented in its Consolidated Balance Sheets and Statements of Income:

Derivatives in cash flow hedging relationships	Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)(1)	Amount of Gain (Loss) Reclassified From AOCI to Income	Increase (Decrease) in Derivatives Subject to Regulatory Treatment(2)
(millions)

Year Ended December 31, 2017
Derivative type and location of gains (losses):
Commodity:
Operating revenue		$ 81
Purchased gas		(2)
Total commodity	$ 1	$ 79	$ —
Interest rate(3)	(8)	(52)	(58)
Foreign currency(4)	18	20	—
Total	$ 11	$ 47	$(58)
Year Ended December 31, 2016
Derivative type and location of gains (losses):
Commodity:
Operating revenue		$330
Purchased gas		(13)
Electric fuel and other energy-related purchases		(10)
Total commodity	$164	$307	$ —
Interest rate(3)	(66)	(31)	(26)
Foreign currency(4)	(6)	(17)	—
Total	$ 92	$259	$(26)
Year Ended December 31, 2015
Derivative type and location of gains (losses):
Commodity:
Operating revenue		$203
Purchased gas		(15)
Electric fuel and other energy-related purchases		(1)
Total commodity	$230	$187	$ 4
Interest rate(3)	(46)	(11)	(13)
Total	$184	$176	$ (9)

(1)	Amounts deferred into AOCI have no associated effect in Dominion Energy’s Consolidated Statements of Income.
(2)	Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Dominion Energy’s Consolidated Statements of Income.
(3)	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in interest and related charges.
(4)	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in other income.

Derivatives not designated as hedging instruments	Amount of Gain (Loss) Recognized in Income on Derivatives(1)
Year Ended December 31,	2017	2016	2015
(millions)
Derivative type and location of gains (losses):
Commodity:
Operating revenue	$ 18	$ 2	$ 24
Purchased gas	(3)	4	(14)
Electric fuel and other energy-related purchases	(59)	(70)	(14)
Other operations & maintenance	(1)	1	—
Interest rate(2)	—	—	(1)
Total	$(45)	$(63)	$ (5)

(1)	Includes derivative activity amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Dominion Energy’s Consolidated Statements of Income.
(2)	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in interest and related charges.

VIRGINIA POWER

Balance Sheet Presentation

The tables below present Virginia Power’s derivative asset and liability balances by type of financial instrument, before and after the effects of offsetting:

	December 31, 2017			December 31, 2016
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet
(millions)

Commodity contracts:
Over-the-counter	$155	$—	$155	$147	$—	$147
Interest rate contracts:
Over-the-counter	—	—	—	6	—	6
Total derivatives, subject to a master netting or similar arrangement	155	—	155	153	—	153
Total derivatives, not subject to a master netting or similar arrangement	11	—	11	41	—	41
Total	$166	$—	$166	$194	$—	$194

		December 31, 2017				December 31, 2016
		Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Net Amounts of Assets Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amounts	Net Amounts of Assets Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amounts
(millions)

Commodity contracts:
Over-the-counter	$155	$ 4	$—	$151	$147	$ 2	$—	$145
Interest rate contracts:
Over-the-counter	—	—	—	—	6	—	—	6
Total	$155	$ 4	$—	$151	$153	$ 2	$—	$151

	December 31, 2017			December 31, 2016
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet
(millions)

Commodity contracts:
Over-the-counter	$ 4	$—	$ 4	$ 2	$—	$ 2
Interest rate contracts:
Over-the-counter	57	—	57	21	—	21
Total derivatives, subject to a master netting or similar arrangement	61	—	61	23	—	23
Total derivatives, not subject to a master netting or similar arrangement	5	—	5	8	—	8
Total	$66	$—	$66	$31	$—	$31

		December 31, 2017				December 31, 2016
		Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Paid	Net Amounts	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Paid	Net Amounts
(millions)

Commodity contracts:
Over-the-counter	$ 4	$ 4	$—	$—	$ 2	$ 2	$—	$—
Interest rate contracts:
Over-the-counter	57	—	—	57	21	—	—	21
Total	$61	$ 4	$—	$57	$23	$ 2	$—	$21

Volumes

The following table presents the volume of Virginia Power’s derivative activity at December 31, 2017. These volumes are based on open derivative positions and represent the combined absolute value of their long and short positions, except in the case of offsetting transactions, for which they represent the absolute value of the net volume of their long and short positions.

	Current	Noncurrent
Natural Gas (bcf):
Fixed price(1)	33	5
Basis	79	540
Electricity (MWh):
Fixed price(1)	1,453,910	364,990
FTRs	42,582,981	—
Interest rate(2)	$1,150,000,000	$300,000,000

(1)	Includes options.
(2)	Maturity is determined based on final settlement period.

Ineffectiveness and AOCI

For the years ended December 31, 2017, 2016 and 2015, gains or losses on hedging instruments determined to be ineffective were not material.

The following table presents selected information related to losses on cash flow hedges included in AOCI in Virginia Power’s Consolidated Balance Sheet at December 31, 2017:

	AOCI After-Tax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	Maximum Term
(millions)
Interest rate	$(12)	$(1)	384 months
Total	$(12)	$(1)

The amounts that will be reclassified from AOCI to earnings will generally be offset by the recognition of the hedged transactions (e.g., interest payments) in earnings, thereby achieving the realization of interest rates contemplated by the underlying risk management strategies and will vary from the expected amounts presented above as a result of changes in interest rates.

Fair Value and Gains and Losses on Derivative Instruments

The following tables present the fair values of Virginia Power’s derivatives and where they are presented in its Consolidated Balance Sheets:

	Fair Value - Derivatives under Hedge Accounting	Fair Value - Derivatives not under Hedge Accounting	Total Fair Value
(millions)
At December 31, 2017
ASSETS
Current Assets
Commodity	$—	$ 75	$ 75
Total current derivative assets(1)	—	75	75
Noncurrent Assets
Commodity	—	91	91
Total noncurrent derivative assets	—	91	91
Total derivative assets	$—	$166	$166
LIABILITIES
Current Liabilities
Commodity	$—	$ 9	$ 9
Interest rate	44	—	44
Total current derivative liabilities(2)	44	9	53
Noncurrent Liabilities
Interest rate	13	—	13
Total noncurrent derivatives liabilities(3)	13	—	13
Total derivative liabilities	$57	$ 9	$ 66
At December 31, 2016
ASSETS
Current Assets
Commodity	$—	$ 60	$ 60
Interest rate	6	—	6
Total current derivative assets(1)	6	60	66
Noncurrent Assets
Commodity	—	128	128
Total noncurrent derivative assets	—	128	128
Total derivative assets	$6	$188	$194
LIABILITIES
Current Liabilities
Commodity	$—	$ 10	$ 10
Interest rate	8	—	8
Total current derivative liabilities(2)	8	10	18
Noncurrent Liabilities
Interest rate	13	—	13
Total noncurrent derivative liabilities(3)	13	—	13
Total derivative liabilities	$21	$ 10	$ 31

(1)	Current derivative assets are presented in other current assets in Virginia Power’s Consolidated Balance Sheets.
(2)	Current derivative liabilities are presented in other current liabilities in Virginia Power’s Consolidated Balance Sheets.
(3)	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Virginia Power’s Consolidated Balance Sheets.

The following tables present the gains and losses on Virginia Power’s derivatives, as well as where the associated activity is presented in its Consolidated Balance Sheets and Statements of Income:

Derivatives in cash flow hedging relationships	Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)(1)	Amount of Gain (Loss) Reclassified From AOCI to Income	Increase (Decrease) in Derivatives Subject to Regulatory Treatment(2)
(millions)
Year Ended December 31, 2017
Derivative type and location of gains (losses):
Interest rate(3)	$(8)	$(1)	$(58)
Total	$(8)	$(1)	$(58)
Year Ended December 31, 2016
Derivative type and location of gains (losses):
Interest rate(3)	$(3)	$(1)	$(26)
Total	$(3)	$(1)	$(26)
Year Ended December 31, 2015
Derivative type and location of gains (losses):
Commodity:
Electric fuel and other energy-related purchases		$(1)
Total commodity	$—	$(1)	$ 4
Interest rate(3)	(3)	—	(13)
Total	$(3)	$(1)	$ (9)

(1)	Amounts deferred into AOCI have no associated effect in Virginia Power’s Consolidated Statements of Income.
(2)	Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Virginia Power’s Consolidated Statements of Income.
(3)	Amounts recorded in Virginia Power’s Consolidated Statements of Income are classified in interest and related charges.

Derivatives not designated as hedging instruments	Amount of Gain (Loss) Recognized in Income on Derivatives(1)
Year Ended December 31,	2017	2016	2015
(millions)
Derivative type and location of gains (losses):
Commodity(2)	$(57)	$(70)	$(13)
Total	$(57)	$(70)	$(13)

(1)	Includes derivative activity amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Virginia Power’s Consolidated Statements of Income.
(2)	Amounts recorded in Virginia Power’s Consolidated Statements of Income are classified in electric fuel and other energy-related purchases.

DOMINION ENERGY GAS

Balance Sheet Presentation

The tables below present Dominion Energy Gas’ derivative asset and liability balances by type of financial instrument, before and after the effects of offsetting:

	December 31, 2017			December 31, 2016
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet
(millions)
Foreign currency contracts:
Over-the-counter	$32	$—	$32	$—	$—	$—
Total derivatives, subject to a master netting or similar arrangement	$32	$—	$32	$—	$—	$—

		December 31, 2017				December 31, 2016
		Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Net Amounts of Assets Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amounts	Net Amounts of Assets Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amounts
(millions)
Foreign currency contracts:
Over-the-counter	$32	$2	$—	$30	$—	$—	$—	$—
Total	$32	$2	$—	$30	$—	$—	$—	$—

	December 31, 2017			December 31, 2016
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet
(millions)
Commodity contracts:
Over-the-counter	$6	$—	$6	$ 5	$—	$ 5
Foreign currency contracts:
Over-the-counter	2	—	2	6	—	6
Total derivatives, subject to a master netting or similar arrangement	$8	$—	$8	$11	$—	$11

		December 31, 2017				December 31, 2016
		Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Paid	Net Amounts	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Paid	Net Amounts
(millions)
Commodity contracts
Over-the-counter	$6	$—	$—	$ 6	$ 5	$—	$—	$ 5
Foreign currency contracts:
Over-the-counter	2	2	—	—	6	—	—	6
Total	$8	$ 2	$—	$ 6	$11	$—	$—	$11

Volumes

The following table presents the volume of Dominion Energy Gas’ derivative activity at December 31, 2017. These volumes are based on open derivative positions and represent the combined absolute value of their long and short positions, except in the case of offsetting transactions, for which they represent the absolute value of the net volume of their long and short positions.

	Current	Noncurrent
Natural Gas (bcf):
Basis	1	—
NGLs (Gal)	40,961,704	8,491,200
Foreign currency(1)	$—	$280,000,000

(1)	Maturity is determined based on final settlement period. Euro equivalent volumes are €250,000,000.

Ineffectiveness and AOCI

For the years ended December 31, 2017, 2016 and 2015, gains or losses on hedging instruments determined to be ineffective were not material.

The following table presents selected information related to gains (losses) on cash flow hedges included in AOCI in Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2017:

	AOCI After-Tax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	Maximum Term
(millions)
Commodities:
NGLs	$ (4)	$(4)	15 months
Interest rate	(25)	(3)	324 months
Foreign currency	6	(1)	102 months
Total	$(23)	$(8)

The amounts that will be reclassified from AOCI to earnings will generally be offset by the recognition of the hedged transactions (e.g., anticipated sales) in earnings, thereby achieving the realization of prices contemplated by the underlying risk management strategies and will vary from the expected amounts presented above as a result of changes in market prices, interest rates, and foreign currency exchange rates.

Fair Value and Gains and Losses on Derivative Instruments

The following tables present the fair values of Dominion Energy Gas’ derivatives and where they are presented in its Consolidated Balance Sheets:

	Fair Value- Derivatives Under Hedge Accounting	Fair Value- Derivatives Not Under Hedge Accounting	Total Fair Value
(millions)

At December 31, 2017
ASSETS
Noncurrent Assets
Foreign currency	$32	$—	$32
Total noncurrent derivative assets(1)	32	—	32
Total derivative assets	$32	$—	$32
LIABILITIES
Current Liabilities
Commodity	$ 6	$—	$ 6
Foreign currency	2	—	2
Total current derivative liabilities(2)	8	—	8
Total derivative liabilities	$ 8	$—	$ 8
At December 31, 2016
LIABILITIES
Current Liabilities
Commodity	$ 4	$—	$ 4
Foreign currency	3	—	3
Total current derivative liabilities(2)	7	—	7
Noncurrent Liabilities
Commodity	1	—	1
Foreign currency	3	—	3
Total noncurrent derivative liabilities(3)	4	—	4
Total derivative liabilities	$11	$—	$11

(1)	Noncurrent derivative assets are presented in other deferred charges and other assets in Dominion Energy Gas’ Consolidated Balance Sheets.
(2)	Current derivative liabilities are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.
(3)	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.

Combined Notes to Consolidated Financial Statements, Continued

The following tables present the gains and losses on Dominion Energy Gas’ derivatives, as well as where the associated activity is presented in its Consolidated Balance Sheets and Statements of Income:

Derivatives in cash flow hedging relationships	Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)(1)	Amount of Gain (Loss) Reclassified From AOCI to Income
(millions)
Year Ended December 31, 2017
Derivative Type and Location of Gains (Losses):
Commodity:
Operating revenue		$ (8)
Total commodity	$(10)	$ (8)
Interest rate(2)	—	(5)
Foreign currency(3)	18	20
Total	$ 8	$ 7
Year Ended December 31, 2016
Derivative Type and Location of Gains (Losses):
Commodity:
Operating revenue		$ 4
Total commodity	$(12)	$ 4
Interest rate(2)	(8)	(2)
Foreign currency(3)	(6)	(17)
Total	$(26)	$(15)
Year Ended December 31, 2015
Derivative Type and Location of Gains (Losses):
Commodity:
Operating revenue		$ 6
Total commodity	$ 16	$ 6
Interest rate(2)	(6)	—
Total	$ 10	$ 6

(1)	Amounts deferred into AOCI have no associated effect in Dominion Energy Gas’ Consolidated Statements of Income.
(2)	Amounts recorded in Dominion Energy Gas’ Consolidated Statements of Income are classified in interest and related charges.
(3)	Amounts recorded in Dominion Energy Gas’ Consolidated Statements of Income are classified in other income.

Derivatives not designated as hedging instruments	Amount of Gain (Loss) Recognized in Income on Derivatives
Year Ended December 31,	2017	2016	2015
(millions)
Derivative type and location of gains (losses):
Commodity
Operating revenue	$—	$1	$6
Total	$—	$1	$6